Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies
Opening net book amount	$ 11,151	$ 5,689
Additions	9,627	8,021
Disposals	(103)
Depreciation	(2,433)	(2,198)	$ (2,312)
Exchange rate variation	(409)	(361)
Closing net book amount	17,833	11,151	5,689
Cost	27,602	18,661
Accumulated depreciation	(9,769)	(7,510)
Net book amount	17,833	11,151	5,689
Plant and equipment
Summary of Significant Accounting Policies
Opening net book amount	3,628	3,489
Additions	2,878	1,350
Transfers	4,326
Disposals	(13)
Depreciation	(1,158)	(988)
Exchange rate variation	(323)	(223)
Closing net book amount	9,338	3,628	3,489
Cost	13,309	6,515
Accumulated depreciation	(3,971)	(2,887)
Net book amount	9,338	3,628	3,489
Furniture, fixtures and fittings
Summary of Significant Accounting Policies
Opening net book amount	104	155
Additions	1,243	60
Transfers	1,217
Depreciation	(270)	(102)
Exchange rate variation	(23)	(9)
Closing net book amount	2,271	104	155
Cost	3,043	616
Accumulated depreciation	(772)	(512)
Net book amount	2,271	104	155
Motor vehicles
Summary of Significant Accounting Policies
Opening net book amount	179	244
Additions	9	23
Transfers	1
Disposals	(90)
Depreciation	(18)	(55)
Exchange rate variation	(8)	(33)
Closing net book amount	73	179	244
Cost	330	430
Accumulated depreciation	(257)	(251)
Net book amount	73	179	244
Computer equipment
Summary of Significant Accounting Policies
Opening net book amount	14	18
Additions	621	423
Transfers	16
Depreciation	(214)	(444)
Exchange rate variation		17
Closing net book amount	437	14	18
Cost	2,300	1,707
Accumulated depreciation	(1,863)	(1,693)
Net book amount	437	14	18
Leasehold improvement
Summary of Significant Accounting Policies
Opening net book amount	1,297	1,783
Additions	2,168	236
Transfers	2,230
Depreciation	(773)	(609)
Exchange rate variation	(55)	(113)
Closing net book amount	4,867	1,297	1,783
Cost	7,773	3,464
Accumulated depreciation	(2,906)	(2,167)
Net book amount	4,867	1,297	$ 1,783
Construction in progress
Summary of Significant Accounting Policies
Opening net book amount	5,929
Additions	2,708	5,929
Transfers	(7,790)
Closing net book amount	847	5,929
Cost	847	5,929
Net book amount	$ 847	$ 5,929